CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplier Concentration Risk | Costs | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)	48.00%	54.00%	24.90%
Supplier Concentration Risk | Accounts payable | Supplier A
CONCENTRATION OF RISKS
Concentration risk (as a percent)	100.00%
Supplier Concentration Risk | Accounts payable | Supplier B
CONCENTRATION OF RISKS
Concentration risk (as a percent)		79.50%
Supplier Concentration Risk | Accounts payable | Supplier C
CONCENTRATION OF RISKS
Concentration risk (as a percent)		16.30%
Customer Concentration Risk | Customer A | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	29.40%	45.70%
Customer Concentration Risk | Customer A | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)		14.40%
Customer Concentration Risk | Customer B | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)		21.30%
Customer Concentration Risk | Customer B | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	13.10%	11.50%
Customer Concentration Risk | Customer C | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	19.30%	14.80%
Customer Concentration Risk | Customer C | Revenue
CONCENTRATION OF RISKS
Concentration risk (as a percent)	16.20%
Customer Concentration Risk | Customer D | Accounts receivable
CONCENTRATION OF RISKS
Concentration risk (as a percent)	28.90%